Earnings per share (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Calculation of Basic and Diluted EPS

Basic EPS

The calculation of basic EPS is as follows:

	Six months ended 30 June 2019	Six months ended 30 June 2018	Year ended 31 December 2018
Earnings[1] (£ million)	312.4	672.4	1,062.9
Weighted average shares used in basic EPS calculation (million)	1,249.1	1,250.5	1,247.8
EPS	25.0p	53.8p	85.2p

Note

[1]	Earnings is equivalent to profit for the period attributable to equity holders of the parent.

Diluted EPS

The calculation of diluted EPS is as follows:

	Six months ended 30 June 2019	Six months ended 30 June 2018	Year ended 31 December 2018
Diluted earnings (£ million)	312.4	672.4	1,062.9
Weighted average shares used in diluted EPS calculation (million)	1,257.3	1,259.4	1,261.2
Diluted EPS	24.8p	53.4p	84.3p

Reconciliation Between Shares Used in Calculating Basic and Diluted EPS

A reconciliation between the shares used in calculating basic and diluted EPS is as follows:

	Six months ended 30 June 2019	Six months ended 30 June 2018	Year ended 31 December 2018
	m	m	m
Weighted average shares used in basic EPS calculation	1,249.1	1,250.5	1,247.8
Dilutive share options outstanding	0.1	0.5	1.6
Other potentially issuable shares	8.1	8.4	11.8
Weighted average shares used in diluted EPS calculation	1,257.3	1,259.4	1,261.2